RELATED PARTY TRANSACTIONS (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 24, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
Sales		$ 232,000,000	$ 223,000,000	$ 180,000,000
Annual lease payments		80,000,000	79,000,000	83,000,000
Unconsolidated affiliates
RELATED PARTY TRANSACTIONS
Sales		232,000,000	223,000,000	180,000,000
Inventory purchases		597,000,000	565,000,000	465,000,000
Huntsman Foundation
RELATED PARTY TRANSACTIONS
Appraised value of building donated	10,000,000
Annual lease payments	2,000,000
Operating lease payments during the period		2,000,000	2,000,000	2,000,000
Extension period of lease		5 years
Jon M. Huntsman, executive chairman
RELATED PARTY TRANSACTIONS
Amount receivable on account of life insurance premium paid for related party		2,000,000
Jstar
RELATED PARTY TRANSACTIONS
Extension period of sublease				10 years
Monthly sublease payments				115,000
Amount payable at the end of the lease term		11,000,000
Current lease term		8 years
Amount payable by the unrelated third party to the subsidiary		$ 2,400,000